SIGNIFICANT EVENTS (Tables)	12 Months Ended
Dec. 31, 2017
Significant Events
Schedule of senior bonds

During the year ended December 31, 2017 the Bank has issued senior bonds in the amount of USD 770.000.000 and AUS 30.000.000. Debt issuance information are included in Note 18.

Series	Currency	Amount	Term (annual)	Issuance rate (annual)	Issuance date	Maturity date
DN	USD	100,000,000	3.0	Libor-USD 3M+0.80%	20-07-2017	27-07-2020
DN	USD	50,000,000	3.0	Libor-USD 3M+0.80%	21-07-2017	27-07-2020
DN	USD	50,000,000	3.0	Libor-USD 3M+0.80%	24-07-2017	27-07-2020
DN	USD	10,000,000	4.0	Libor-USD 3M+0.83%	23-08-2017	23-11-2021
DN	USD	10,000,000	4.0	Libor-USD 3M+0.83%	23-08-2017	23-11-2021
DN	USD	50,000,000	3.0	Libor-USD 3M+0.75%	14-09-2017	15-09-2020
DN	USD	500,000,000	3.0	2.50%	12-12-2017	15-12-2020
Total	USD	770,000,000
AUD	AUD	30,000,000	10.0	3.96%	05-12-2017	12-12-2027
Total	AUD	30,000,000

Schedule of repurchase of bonds

The Bank has conducted the following repurchase of bonds as of December 31, 2017:

Date	Series	Amount
06-03-2017	Senior bond	USD 6,900,000
12-05-2017	Senior bond	UF 1,000,000
16-05-2017	Senior bond	UF 690,000
17-05-2017	Senior bond	UF 15,000
26-05-2017	Senior bond	UF 340,000
01-06-2017	Senior bond	UF 590,000
02-06-2017	Senior bond	UF 300,000
05-06-2017	Senior bond	UF 130,000
19-06-2017	Senior bond	UF 265,000
10-07-2017	Senior bond	UF 770,000
21-07-2017	Senior bond	UF 10,000
28-08-2017	Senior bond	UF 400,000
29-08-2017	Senior bond	UF 272,000
03-11-2017	Senior bond	UF 14,000
29-11-2017	Senior bond	UF 400,000
06-12-2017	Senior bond	UF 20,000
12-12-2017	Senior bond	CLP 10,990,000,000